Prepayments, deposits and other - Summary of Prepayments, deposits and other assets (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Included in non-current assets
Prepaid contents royalties	¥ 743	¥ 956
Prepayments, deposits and other assets	743	956
Included in current assets
Prepaid contents royalties	1,755	1,882
Value-added tax recoverable	136	149
Prepaid vendors deposits and other receivables	404	484
Prepaid promotion and other expenses	329	239
Others	56	53
Prepayments, deposits and other assets	2,731	2,846
Tencent
Included in current assets
Receivable from Tencent (Note 31(b))	¥ 51	¥ 39